Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$ (2,470)	$ (3,294)	$ 27,127
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$ (2,470)	$ (3,294)	$ 27,127
Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$ 0.00	$ 0.00	$ 0.03
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$ 0.00	$ 0.00	$ 0.03